Goodwill and Intangible Assets - Allocation of Goodwill and Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information for cash-generating units
Goodwill	$ 2,927.5	$ 3,084.8
Intangible assets	2,761.5	2,843.4
Total	5,689.0	5,928.2	$ 6,229.1
Insurance and reinsurance companies
Disclosure of information for cash-generating units
Goodwill	1,891.2	1,972.8
Intangible assets	1,513.4	1,614.2
Total	3,404.6	3,587.0
Allied World
Disclosure of information for cash-generating units
Goodwill	940.0	940.0
Intangible assets	519.8	565.8
Total	1,459.8	1,505.8
Brit
Disclosure of information for cash-generating units
Goodwill	214.6	215.6
Intangible assets	565.5	580.5
Total	780.1	796.1
Zenith National
Disclosure of information for cash-generating units
Goodwill	317.6	317.6
Intangible assets	77.7	84.4
Total	395.3	402.0
Northbridge
Disclosure of information for cash-generating units
Goodwill	81.6	94.9
Intangible assets	133.5	121.3
Total	215.1	216.2
Crum & Forster
Disclosure of information for cash-generating units
Goodwill	132.6	189.1
Intangible assets	57.8	91.0
Total	190.4	280.1
Odyssey Group
Disclosure of information for cash-generating units
Goodwill	119.7	119.7
Intangible assets	50.8	54.9
Total	170.5	174.6
All other
Disclosure of information for cash-generating units
Goodwill	85.1	95.9
Intangible assets	108.3	116.3
Total	193.4	212.2
Non-insurance companies
Disclosure of information for cash-generating units
Goodwill	1,036.3	1,112.0
Intangible assets	1,248.1	1,229.2
Total	2,284.4	2,341.2
Recipe
Disclosure of information for cash-generating units
Goodwill	298.9	321.2
Intangible assets	902.2	980.5
Total	1,201.1	1,301.7
Boat Rocker
Disclosure of information for cash-generating units
Goodwill	86.4	89.1
Intangible assets	184.8	90.2
Total	271.2	179.3
AGT
Disclosure of information for cash-generating units
Goodwill	147.6	154.4
Intangible assets	49.6	34.9
Total	197.2	189.3
Thomas Cook India
Disclosure of information for cash-generating units
Goodwill	127.7	142.1
Intangible assets	48.4	54.5
Total	176.1	196.6
Farmers Edge
Disclosure of information for cash-generating units
Goodwill	63.3	208.3
Intangible assets	11.4	16.0
Total	74.7	224.3
All other
Disclosure of information for cash-generating units
Goodwill	312.4	196.9
Intangible assets	51.7	53.1
Total	$ 364.1	$ 250.0